Accrued Liabilities and Other Payables (Details Narrative) - CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member] - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee related liabilities	$ 242,385	$ 128,927	$ 67,253
Commission payable	$ 174,121